INTANGIBLE ASSETS - NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregate amortization expense for intangible assets	$ 4.6	$ 3.4	$ 5.3
Estimated amortization expense
2018	4.0
2019	3.7
2020	3.5
2021	3.5
2022	3.4
Beyond 2023	$ 8.0